Employee benefits (Tables)	12 Months Ended
Dec. 31, 2025
Employee benefits [Abstract]
Net Defined Benefit Liability
	As of December 31,
	2025	2024
Net defined benefit liability:
Liability for social security contributions	$9,840,910	$8,928,403
Liability for long-service leave	11,858,640	10,175,001
Total employee benefit liability	21,699,550	19,103,404

Non-current	$11,858,640	$10,175,001

Current	$9,840,910	$8,928,403

Movement in Net Defined Benefit Liability
Movement in net defined benefit  liability

	As of December 31,
	2025	2024	2023

Balance as of January 1,	$10,175,001	$8,766,021	$6,654,318
Included in profit and loss:
Current service cost	2,410,219	1,324,563	1,706,150
Interest cost	966,889	179,510	544,326
	13,552,109	10,270,094	8,904,794
Included in OCI
Remeasurement in loss (gain)	(1,454,945)	(16,372)	(124,616)
Payments
Benefits paid	(238,524)	(78,721)	(14,157)

Balance as of December 31,	$11,858,640	$10,175,001	$8,766,021

Principal Actuarial Assumption
The following were the principal actuarial assumption at the reporting date (expressed as weighted averages):

	2025	2024

Discount rate	9.50%	10.70%
Salary growth	5.50%	5.50%
Future salary growth	5.00%	5.00%

Sensitivity Analysis Effects Defined Benefit Obligation Amount
Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

	As of December 31, 2025		As of December 31, 2024
	Increase	Decrease	Increase	Decrease

Discount rate (1% variance)	$(559,177)	$612,606	$(670,015)	$747,123
	$(559,177)	$612,606	$(670,015)	$747,123